INVESTMENT LOSS	12 Months Ended
Dec. 31, 2016
INVESTMENT LOSS [Abstract]
INVESTMENT LOSS
26.	Investment Loss

Investment loss consists of the gain (loss) from the following investments:

in millions of $	For the year ended December 31,
	2014	2015	2016

Loss on disposal of Nantong Hanwha PV-Tech Energy Co., Ltd.	-	(1.6)	-
Gain on liquidation of Hanwha Solar Australia Pty Ltd.	-	0.3	-

	-	(1.3)	-

On May 27, 2015, Nantong Hanwha PV-Tech Energy Co., Ltd., a wholly owned subsidiary of the Group, was sold to a third party company with total consideration of $1.0 million, and the Group recognized $1.6 million of investment loss for the disposal.

On November 30, 2015, Hanwha Solar Australia Pty Ltd., a wholly owned subsidiary of the Group, applied for liquidation, and the Group recognized $0.3 million of investment income upon liquidation.